Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation	¥ 690,400	$ 98,965	¥ 742,956	¥ 575,728